Note 18 - Segment Reporting and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year ended December 31, 2021
	Plinabulin pipeline	TPD platform	Intersegment eliminations	Consolidated
	$	$	$	$

Revenue	-	1,351	-	1,351

Operating expenses
Research and development	(32,077)	(4,851)	40	(36,888)
General and administrative	(29,737)	(1,166)	200	(30,703)

Loss from operations	(61,814)	(4,666)	240	(66,240)
Total other income (expenses), net	1,382	460	(240)	1,602

Loss before income tax	(60,432)	(4,206)	-	(64,638)
Income tax expenses	(3,218)	(352)	-	(3,570)

Net loss	(63,650)	(4,558)	-	(68,208)
Less: Net loss attributable to noncontrolling interests	(4,029)	-	-	(4,029)
Net loss attributable to BeyondSpring Inc.	(59,621)	(4,558)	-	(64,179)
	Year ended December 31, 2022
	Plinabulin pipeline	TPD platform	Intersegment eliminations	Consolidated
	$	$	$	$

Revenue	-	1,351	-	1,351

Operating expenses
Research and development	(18,180)	(7,442)	40	(25,582)
General and administrative	(11,346)	(1,862)	200	(13,008)

Loss from operations	(29,526)	(7,953)	240	(37,239)
Total other income (expenses), net	400	962	(240)	1,122

Loss before income tax	(29,126)	(6,991)	-	(36,117)
Income tax expenses	(227)	64	-	(163)

Net loss	(29,353)	(6,927)	-	(36,280)
Less: Net loss attributable to noncontrolling interests	(3,001)	-	-	(3,001)
Net loss attributable to BeyondSpring Inc.	(26,352)	(6,927)	-	(33,279)
	Year ended December 31, 2023
	Plinabulin pipeline	TPD platform	Intersegment eliminations	Consolidated
	$	$	$	$

Revenue	-	1,751	-	1,751

Operating expenses
Research and development	(7,312)	(7,363)	40	(14,635)
General and administrative	(8,009)	(2,421)	200	(10,230)

Loss from operations	(15,321)	(8,033)	240	(23,114)
Total other income (expenses), net	1,398	114	(240)	1,272

Loss before income tax	(13,923)	(7,919)	-	(21,842)
Income tax expenses	(92)	(14)	-	(106)

Net loss	(14,015)	(7,933)	-	(21,948)
Less: Net loss attributable to noncontrolling interests	(922)	-	-	(922)
Net loss attributable to BeyondSpring Inc.	(13,093)	(7,933)	-	(21,026)

Long-Lived Assets by Geographic Areas [Table Text Block]
	December 31,
	2022	2023
	$	$
Property and equipment, net:

PRC	90	60
U.S.	1,778	1,568

Total	1,868	1,628